UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2012


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INTERNATIONAL FUND
AUGUST 31, 2012

                                                                      (Form N-Q)

48050-1012                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA INTERNATIONAL FUND
August 31, 2012 (unaudited)

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             COMMON STOCKS (98.9%)

             CONSUMER DISCRETIONARY (13.7%)
             ------------------------------
             ADVERTISING (1.8%)
 3,163,990   WPP plc                                                                               $   40,945
                                                                                                   ----------
             APPAREL RETAIL (1.1%)
   694,540   Hennes & Mauritz AB "B"                                                                   25,129
                                                                                                   ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (2.3%)
   168,286   Burberry Group plc                                                                         3,615
   288,374   LVMH Moet Hennessy - Louis Vuitton S.A.                                                   47,081
                                                                                                   ----------
                                                                                                       50,696
                                                                                                   ----------
             AUTO PARTS & EQUIPMENT (2.8%)
   573,610   Delphi Automotive plc*                                                                    17,375
 1,346,100   Denso Corp.                                                                               44,873
                                                                                                   ----------
                                                                                                       62,248
                                                                                                   ----------
             AUTOMOBILE MANUFACTURERS (2.1%)
 1,480,900   Honda Motor Co. Ltd.                                                                      46,756
                                                                                                   ----------
             DISTRIBUTORS (1.4%)
18,846,800   Li & Fung Ltd.                                                                            30,618
                                                                                                   ----------
             RESTAURANTS (2.2%)
 4,413,600   Compass Group plc                                                                         49,688
                                                                                                   ----------
             Total Consumer Discretionary                                                             306,080
                                                                                                   ----------
             CONSUMER STAPLES (17.9%)
             ------------------------
             BREWERS (2.6%)
 1,029,413   Heineken N.V.                                                                             57,068
                                                                                                   ----------
             DISTILLERS & VINTNERS (4.1%)
 1,636,773   Diageo plc                                                                                44,832
   426,273   Pernod Ricard S.A.                                                                        45,933
                                                                                                   ----------
                                                                                                       90,765
                                                                                                   ----------
             FOOD RETAIL (1.8%)
   534,900   Lawson, Inc.                                                                              40,991
                                                                                                   ----------
             HOUSEHOLD PRODUCTS (1.7%)
   686,321   Reckitt Benckiser Group plc                                                               38,796
                                                                                                   ----------
             PACKAGED FOODS & MEAT (5.6%)
   758,240   DANONE S.A.                                                                               47,257
 1,262,509   Nestle S.A.                                                                               78,485
                                                                                                   ----------
                                                                                                      125,742
                                                                                                   ----------
             PERSONAL PRODUCTS (2.1%)
   654,562   Beiersdorf AG                                                                             46,929
                                                                                                   ----------
             Total Consumer Staples                                                                   400,291
                                                                                                   ----------

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1  | USAA International Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             ENERGY (5.0%)
             -------------
             INTEGRATED OIL & GAS (2.9%)
 1,092,125   BG Group plc                                                                          $   22,336
 1,247,365   Royal Dutch Shell plc "A"                                                                 43,653
                                                                                                   ----------
                                                                                                       65,989
                                                                                                   ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.1%)
 4,396,000   CNOOC Ltd.                                                                                 8,377
     6,861   INPEX Holdings, Inc.                                                                      38,995
                                                                                                   ----------
                                                                                                       47,372
                                                                                                   ----------
             Total Energy                                                                             113,361
                                                                                                   ----------
             FINANCIALS (20.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
   954,914   Julius Baer Group Ltd.*                                                                   31,377
                                                                                                   ----------
             DIVERSIFIED BANKS (11.6%)
 2,936,484   Banco Santander S.A. *                                                                    20,942
 4,479,145   Barclays plc                                                                              13,033
 1,381,000   DBS Group Holdings Ltd.                                                                   16,009
 8,259,622   HSBC Holdings plc                                                                         71,753
 1,058,040   ICICI Bank Ltd. ADR                                                                       34,418
   684,000   Itau Unibanco Banco Multiplo S.A. GDR                                                     10,814
    87,331   Komercni Banka A.S.                                                                       16,943
 2,253,112   Standard Chartered plc                                                                    49,782
 1,048,280   Westpac Banking Corp.                                                                     26,827
                                                                                                   ----------
                                                                                                      260,521
                                                                                                   ----------
             DIVERSIFIED CAPITAL MARKETS (1.3%)
 2,551,454   UBS AG*                                                                                   28,542
                                                                                                   ----------
             LIFE & HEALTH INSURANCE (1.1%)
 6,951,000   AIA Group Ltd.                                                                            23,929
                                                                                                   ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
 4,750,204   ING Groep N.V.*                                                                           36,339
                                                                                                   ----------
             PROPERTY & CASUALTY INSURANCE (1.5%)
 2,510,747   QBE Insurance Group Ltd.                                                                  33,800
                                                                                                   ----------
             REINSURANCE (0.8%)
   296,148   Swiss Re Ltd.*                                                                            18,565
                                                                                                   ----------
             SPECIALIZED FINANCE (1.3%)
 3,477,900   BM&F Bovespa S.A.                                                                         18,418
   185,380   Deutsche Boerse AG                                                                         9,544
                                                                                                   ----------
                                                                                                       27,962
                                                                                                   ----------
             Total Financials                                                                         461,035
                                                                                                   ----------
             HEALTH CARE (6.7%)
             ------------------
             HEALTH CARE EQUIPMENT (0.7%)
   170,324   Sonova Holding AG*                                                                        15,789
                                                                                                   ----------
             PHARMACEUTICALS (6.0%)
   856,407   Bayer AG                                                                                  66,430
   266,256   Merck KGaA                                                                                30,456
   202,109   Roche Holding AG                                                                          36,793
                                                                                                   ----------
                                                                                                      133,679
                                                                                                   ----------
             Total Health Care                                                                        149,468
                                                                                                   ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
             INDUSTRIALS (10.4%)
             -------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (3.1%)
   696,673   Legrand S.A.                                                                          $   24,076
   705,763   Schneider Electric S.A.                                                                   44,572
                                                                                                   ----------
                                                                                                       68,648
                                                                                                   ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (2.1%)
 7,512,054   Hays plc                                                                                   8,201
 1,179,930   Randstad Holdings N.V.                                                                    38,364
                                                                                                   ----------
                                                                                                       46,565
                                                                                                   ----------
             INDUSTRIAL CONGLOMERATES (1.1%)
 1,433,220   Smiths Group plc                                                                          23,781
                                                                                                   ----------
             INDUSTRIAL MACHINERY (1.4%)
   199,100   FANUC Ltd.                                                                                32,524
                                                                                                   ----------
             MARINE (0.1%)
    23,525   Kuehne & Nagel International AG                                                            2,679
                                                                                                   ----------
             RAILROADS (2.6%)
   639,142   Canadian National Railway Co.                                                             58,507
                                                                                                   ----------
             Total Industrials                                                                        232,704
                                                                                                   ----------
             INFORMATION TECHNOLOGY (10.5%)
             ------------------------------
             APPLICATION SOFTWARE (2.3%)
   129,143   Dassault Systemes S.A. ADR                                                                12,542
   594,514   SAP AG                                                                                    39,191
                                                                                                   ----------
                                                                                                       51,733
                                                                                                   ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
 1,509,589   Amadeus IT Holding S.A. "A"                                                               33,722
                                                                                                   ----------
             ELECTRONIC COMPONENTS (1.3%)
 1,236,600   HOYA Corp.                                                                                27,892
                                                                                                   ----------
             ELECTRONIC MANUFACTURING SERVICES (0.9%)
 7,041,660   Hon Hai Precision Industry Corp. Ltd.                                                     19,937
                                                                                                   ----------
             IT CONSULTING & OTHER SERVICES (0.3%)
   141,020   Infosys Technologies Ltd. ADR                                                              5,997
                                                                                                   ----------
             OFFICE ELECTRONICS (1.3%)
   876,200   Canon, Inc.                                                                               29,041
                                                                                                   ----------
             SEMICONDUCTORS (2.2%)
    17,182   Samsung Electronics Co. Ltd.                                                              18,672
 2,121,643   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                           31,188
                                                                                                   ----------
                                                                                                       49,860
                                                                                                   ----------
             SYSTEMS SOFTWARE (0.7%)
   361,057   Check Point Software Technologies Ltd.*                                                   16,641
                                                                                                   ----------
             Total Information Technology                                                             234,823
                                                                                                   ----------
             MATERIALS (10.8%)
             -----------------
             DIVERSIFIED CHEMICALS (1.7%)
   670,427   AkzoNobel N.V.                                                                            38,638
                                                                                                   ----------
             DIVERSIFIED METALS & MINING (1.5%)
   801,920   Rio Tinto plc                                                                             34,832
                                                                                                   ----------
             INDUSTRIAL GASES (4.9%)
   405,137   Air Liquide S.A.                                                                          47,671
                                                                                                   ----------

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3  | USAA International Fund

================================================================================

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES    SECURITY                                                                                   (000)
-------------------------------------------------------------------------------------------------------------
   390,067   Linde AG                                                                              $   61,451
                                                                                                   ----------
                                                                                                      109,122
                                                                                                   ----------
             SPECIALTY CHEMICALS (2.7%)
     5,085   Givaudan S.A. *                                                                            4,799
 1,025,700   Shin-Etsu Chemical Co. Ltd.                                                               54,826
                                                                                                   ----------
                                                                                                       59,625
                                                                                                   ----------
             Total Materials                                                                          242,217
                                                                                                   ----------
             TELECOMMUNICATION SERVICES (2.9%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
13,446,000   China Unicom Hong Kong Ltd.                                                               21,254
 3,812,650   Singapore Telecommunications Ltd.                                                         10,369
    31,000   Singapore Telecommunications Ltd.                                                             84
                                                                                                   ----------
                                                                                                       31,707
                                                                                                   ----------
             WIRELESS TELECOMMUNICATION SERVICES (1.5%)
   396,780   MTN Group Ltd.                                                                             7,413
    10,046   NTT DOCOMO, Inc.                                                                          17,091
   485,570   TIM Participacoes S.A. ADR                                                                 9,474
                                                                                                   ----------
                                                                                                       33,978
                                                                                                   ----------
             Total Telecommunication Services                                                          65,685
                                                                                                   ----------
             UTILITIES (0.4%)
             ----------------
             ELECTRIC UTILITIES (0.4%)
   216,943   Red Electrica de Espana                                                                    9,392
                                                                                                   ----------
             Total Utilities                                                                            9,392
                                                                                                   ----------
             Total Common Stocks (cost: $1,941,135)                                                 2,215,056
                                                                                                   ----------
             MONEY MARKET INSTRUMENTS (0.7%)

             MONEY MARKET FUNDS (0.7%)
15,120,763   State Street Institutional Liquid Reserve Fund, 0.19% (a)                                 15,121
                                                                                                   ----------
             Total Money Market Instruments
             (cost: $15,121)                                                                           15,121
                                                                                                   ----------

             TOTAL INVESTMENTS (COST: $1,956,256)                                                  $2,230,177
                                                                                                   ==========

($ IN 000s)                                                    VALUATION HIERARCHY
                                                               -------------------

                                                   (LEVEL 1)        (LEVEL 2)          (LEVEL 3)
                                                 QUOTED PRICES        OTHER           SIGNIFICANT
                                                   IN ACTIVE       SIGNIFICANT       UNOBSERVABLE
                                                    MARKETS         OBSERVABLE          INPUTS
                                                 FOR IDENTICAL        INPUTS
ASSETS                                              ASSETS                                               TOTAL
--------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                  $   2,215,056     $        --       $         --   $2,215,056
Money Market Instruments:
  Money Market Funds                                    15,121              --                 --       15,121
--------------------------------------------------------------------------------------------------------------
Total                                            $   2,230,177     $        --       $         --   $2,230,177
--------------------------------------------------------------------------------------------------------------

For the period of June 1, 2012, through August 31, 2012, there were no significant transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only through a USAA Managed Account Program or to a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

5  | USAA International Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of August 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2012, were $404,871,000 and $130,950,000, respectively, resulting in net unrealized appreciation of $273,921,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,239,093,000 at August 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================

7  | USAA International Fund

================================================================================

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at August 31, 2012.
*   Non-income-producing security.

================================================================================

                                          Notes to Portfolio of Investments |  8


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     10/25/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     10/26/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     10/26/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.